Fair Values of Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Commitments to extend credit and letters of credit	$ 128.2	$ 120.3